Mergers and Acquisitions (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Unaudited Pro Forma Financial Information

The following unaudited 2016 consolidated pro forma financial data represent the Company’s historical financial statements, adjusted to give effect to (i) the acquisition of Vonpar, as if the acquisition had occurred on January 1, 2016; and (ii) certain accounting adjustments mainly related to the pro forma depreciation of fixed assets of the acquired group of companies.

	Unaudited Pro Forma Financial Information for the year ended December 31, 2016
Total revenues	Ps.	187,139
Income before taxes		15,819
Net income		11,539
Earnings per share		4.86

The following unaudited 2017 consolidated pro forma financial data represent the Company’s historical financial statements, adjusted to give effect to (i) the consolidation of Philippines, as if the consolidation had occurred on January 1, 2017; and (ii) certain accounting adjustments mainly related to the pro forma depreciation of fixed assets of the acquired group of companies.

	Unaudited Pro Forma Financial Information for the year ended December 31, 2017
Total revenues	Ps.	205,436
Loss before taxes		(7,109)
Net loss		(11,559)

Summary of Estimated Fair Value Net Assets Acquired

The Company fair value of CCFPI net assets acquired to the date of acquisition (February 2017) is as follows:

Total current assets, including cash acquired of Ps. 4,038	Ps.	9,645
Total non-current assets		18,909
Distribution rights		4,144

Total assets		32,698
Total liabilities		(10,101)

Net assets acquired		22,597
Net assets acquired attributable to the parent company (51%)		11,524
Non-controlling interest (49%)		(11,073)

Fair value of the equity of CCFPI at the acquisition date		22,110

Carrying value of CCFPI investment derecognized		11,690

Loss as a result of remeasuring to fair value the equity interest		(166)
Gain on recyclingof other comprehensive income –translation effects		2,996

Total net effect in P&L	Ps.	2,830

Vonpar [member]
Summary of Preliminary Estimate of Fair Value of Net Assets Acquired and Reconciliation of Cash Flows

The fair value of Vonpar’s net assets acquired is as follows:

	Final
Total current assets, including cash acquired of Ps. 1,287	Ps.	4,390
Total non-current assets		11,344
Distribution rights		14,793

Total assets		30,527

Total liabilities		11,708
Net assets acquired		18,819
Goodwill		2,173

Total consideration transferred	Ps.	20,992
Amount to be paid through Promissory Notes		(6,992)
Cash acquired of Vonpar		(1,287)
Amount recognized as embedded financial instrument		485

Net cash paid		13,198

(1)	As a result of the purchase price allocation which was finalized in 2017, additional fair value adjustments from those recognized in 2016 have been recognized as follow: Total non-current assets amounted of Ps. 490, distribution rights of Ps. 5,192 and goodwill of Ps. (6,168).

Summary of Selected Income Statement Information Related to Business Acquisition

Selected income statement information of Vonpar for the period from the acquisition date through to December 31, 2016 is as follows:

Income statement	2016
Total revenues	Ps.	1,628
Income before taxes		380
Net income		252